Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Consumer borrowers | Real estate loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		5.30%
Consumer borrowers | Real estate loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		0.00%
Consumer borrowers | Card loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		12.70%
Consumer borrowers | Card loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction		0.70%
Consumer borrowers | Other | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	16.50%	14.60%
Consumer borrowers | Other | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	11.80%	5.30%
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	7.90%
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	6.50%
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	15.20%	8.80%
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	11.80%	6.40%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Term extension		1 year
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Term extension		10 months 24 days
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	2 years 4 months 24 days	4 years 10 months 24 days
Term extension | Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Modifications [Line Items]
Term extension	2 months 12 days	1 year
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	2 years 7 months 6 days	6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	2 years 6 months
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	10 months 24 days	1 year
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	1 year 1 month 6 days	3 years 1 month 6 days
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Term extension	6 months	7 months 6 days
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness		¥ 8
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness		185
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Principal forgiveness		785
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 11	1,487
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Principal forgiveness		624
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness		¥ 0